Summary of Significant Accounting Policies: Revenue Recognition Policy (Policies)	12 Months Ended
Dec. 31, 2015
Policies
Revenue Recognition Policy

(f) Revenue Recognition

The Company derives revenue primarily by providing consulting services. In accordance with Accounting Standard Codification (“ASC”) 605, “Revenue Recognition”, revenue is recognized when persuasive evidence of an arrangement exists, the services have been rendered, the amount is fixed and determinable, and collection is reasonably assured. Customer advances are deferred and recognized as revenue when the Company has completed all of its performance obligations relating to the consulting services.